Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	$ 27,252	$ 35,162
Neither Past Due Nor Impaired [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	22,710	33,454
Past Due Trade Receivables Up to 30 Days [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	3,260	593
Past Due Trade Receivables 31-60 Days [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	788	572
Past Due Trade Receivables 61-90 Days [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	84	122
Past Due Trade Receivables 91-120 Days [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	7	381
Past Due Trade Receivables Over 121 Days [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	$ 402	$ 40